SCHEDULE I - Summary Of Investments - Other Than Investments in Related Parties Summary Of Investments - Other than Investments In Related Parties (Detail) $ in Millions	Dec. 31, 2021 USD ($)
SEC Schedule, 12-15, Insurance Companies, Summary of Investments, Other than Investments in Related Parties [Line Items]
Cost	$ 47,572.7
Fair Value	51,514.1
Amount At Which Shown In The Balance Sheet	51,514.1
Fixed maturities
SEC Schedule, 12-15, Insurance Companies, Summary of Investments, Other than Investments in Related Parties [Line Items]
Cost	43,794.2
Fair Value	43,873.1
Amount At Which Shown In The Balance Sheet	43,873.1
Fixed maturities | US Government Agencies and Authorities
SEC Schedule, 12-15, Insurance Companies, Summary of Investments, Other than Investments in Related Parties [Line Items]
Cost	18,586.1
Fair Value	18,488.2
Amount At Which Shown In The Balance Sheet	18,488.2
Fixed maturities | State and local government obligations
SEC Schedule, 12-15, Insurance Companies, Summary of Investments, Other than Investments in Related Parties [Line Items]
Cost	2,162.6
Fair Value	2,185.3
Amount At Which Shown In The Balance Sheet	2,185.3
Fixed maturities | Foreign government obligations
SEC Schedule, 12-15, Insurance Companies, Summary of Investments, Other than Investments in Related Parties [Line Items]
Cost	17.9
Fair Value	17.9
Amount At Which Shown In The Balance Sheet	17.9
Fixed maturities | Public Utilities, Bonds
SEC Schedule, 12-15, Insurance Companies, Summary of Investments, Other than Investments in Related Parties [Line Items]
Cost	764.6
Fair Value	777.7
Amount At Which Shown In The Balance Sheet	777.7
Fixed maturities | Corporate And Other Debt Securities
SEC Schedule, 12-15, Insurance Companies, Summary of Investments, Other than Investments in Related Parties [Line Items]
Cost	9,761.6
Fair Value	9,914.4
Amount At Which Shown In The Balance Sheet	9,914.4
Fixed maturities | Asset-backed Securities
SEC Schedule, 12-15, Insurance Companies, Summary of Investments, Other than Investments in Related Parties [Line Items]
Cost	12,330.5
Fair Value	12,307.9
Amount At Which Shown In The Balance Sheet	12,307.9
Fixed maturities | Redeemable preferred stocks
SEC Schedule, 12-15, Insurance Companies, Summary of Investments, Other than Investments in Related Parties [Line Items]
Cost	170.9
Fair Value	181.7
Amount At Which Shown In The Balance Sheet	181.7
Equity securities
SEC Schedule, 12-15, Insurance Companies, Summary of Investments, Other than Investments in Related Parties [Line Items]
Cost	2,835.9
Fair Value	6,698.4
Amount At Which Shown In The Balance Sheet	6,698.4
Equity securities | Utilities
SEC Schedule, 12-15, Insurance Companies, Summary of Investments, Other than Investments in Related Parties [Line Items]
Cost	69.2
Fair Value	178.8
Amount At Which Shown In The Balance Sheet	178.8
Equity securities | Financials
SEC Schedule, 12-15, Insurance Companies, Summary of Investments, Other than Investments in Related Parties [Line Items]
Cost	251.1
Fair Value	902.2
Amount At Which Shown In The Balance Sheet	902.2
Equity securities | Industrials
SEC Schedule, 12-15, Insurance Companies, Summary of Investments, Other than Investments in Related Parties [Line Items]
Cost	943.8
Fair Value	3,977.5
Amount At Which Shown In The Balance Sheet	3,977.5
Equity securities | Nonredeemable preferred stocks
SEC Schedule, 12-15, Insurance Companies, Summary of Investments, Other than Investments in Related Parties [Line Items]
Cost	1,571.8
Fair Value	1,639.9
Amount At Which Shown In The Balance Sheet	1,639.9
Short-term investments
SEC Schedule, 12-15, Insurance Companies, Summary of Investments, Other than Investments in Related Parties [Line Items]
Cost	942.6
Fair Value	942.6
Amount At Which Shown In The Balance Sheet	$ 942.6